Assets Held for Sale - Summary of Assets Held For Sale Measured at Fair Value (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets Held for Sale [Line Items]
Assets held for sale	$ 746	$ 19,051
Olds Facility
Assets Held for Sale [Line Items]
Assets held for sale	0	18,800
Extraction Equipment
Assets Held for Sale [Line Items]
Assets held for sale	$ 746	$ 251